UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2011 – September 30, 2011

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stock - 64.9%
Communications - 1.0%
2,000	America Movil SAB de CV, ADR	$44,160
12,150	Motorola Solutions, Inc.	509,085
10,000	News Corp., Class A	154,700
48,050	Telefonica SA, ADR	918,716
		1,626,661
Consumer Discretionary - 12.6%
52,863	Apollo Group, Inc., Class A (a)	2,093,903
1,000	Arcos Dorados Holdings, Inc.	23,190
48,727	Bridgepoint Education, Inc. (a)	849,799
42,134	Career Education Corp. (a)	549,849
500	Coach, Inc.	25,915
57,100	Comcast Corp., Class A	1,193,390
3,000	Cooper-Standard Holding, Inc. (a)	126,000
54,950	CVS Caremark Corp.	1,845,221
2,297	Discovery Communications, Inc., Class A (a)	86,413
2,297	Discovery Communications, Inc., Class C (a)	80,740
14,800	DR Horton, Inc.	133,792
37,987	Gruma S.A.B. de C.V., ADR (a)	268,948
133,800	H&R Block, Inc.	1,780,878
18,250	Home Depot, Inc.	599,878
14,850	ITT Educational Services, Inc. (a)	855,063
28,197	Lincoln Educational Services Corp.	228,114
28,000	Lowe's Cos., Inc.	541,520
15,800	McDonald's Corp.	1,387,556
104,200	Newell Rubbermaid, Inc.	1,236,854
4,900	NIKE, Inc., Class B	418,999
15,850	Sally Beauty Holdings, Inc. (a)	263,110
1,738	Strayer Education, Inc.	133,252
14,334	The Andersons, Inc.	482,482
33,917	The Interpublic Group of Cos., Inc.	244,202
3,890	Time Warner Cable, Inc.	243,786
15,500	Time Warner, Inc.	464,535
13,808	Universal Technical Institute, Inc. (a)	187,651
25,838	Value Line, Inc.	296,879
63,700	Wal-Mart Stores, Inc.	3,306,030
15,052	Weight Watchers International, Inc.	876,779
8,600	Yum! Brands, Inc.	424,754
		21,249,482
Consumer Staples - 15.8%
20,050	Alkermes PLC (a)	305,963
400,600	Alliance One International, Inc. (a)	977,464
35,150	Altria Group, Inc.	942,371
15,100	British American Tobacco PLC, ADR	1,279,423
1,000	Carlsberg A/S, ADR	11,800
3,404	Columbia Sportswear Co.	157,946
12,725	Diageo PLC, ADR	966,209
48,050	Dr. Pepper Snapple Group, Inc.	1,863,379
300	Fortune Brands, Inc.	16,224
16,862	Kraft Foods, Inc.	566,226
9,250	Manpower, Inc.	310,985
6,625	Molson Coors Brewing Co., Class B	262,416
5,760	National Beverage Corp.	87,322
1,600	Nestle SA, ADR	88,160
46,172	Paychex, Inc.	1,217,556
56,850	PepsiCo, Inc.	3,519,015
62,850	Philip Morris International, Inc.	3,920,583
112,929	PRGX Global, Inc. (a)	533,025
1,721	Ralcorp Holdings, Inc. (a)	132,018
11,450	Safeway, Inc.	190,413
4,000	SAIC, Inc. (a)	47,240
500	Sara Lee Corp.	8,175
67,885	Tesco PLC, ADR	1,207,674
34,650	The Coca-Cola Co.	2,340,954
500	The J.M. Smucker Co.	36,445
84,950	The Kroger Co.	1,865,502
7,750	The Procter & Gamble Co.	489,645
41,380	The Western Union Co.	632,700
86,500	Unilever NV, ADR	2,723,885
		26,700,718
Energy - 3.8%
46,800	BP PLC, ADR	1,688,076
16,750	Chevron Corp.	1,549,710
15,600	ConocoPhillips	987,792
11,200	Exxon Mobil Corp.	813,456
1,200	Gazprom Neft JSC, ADR	21,036
800	Lukoil OAO, ADR	40,152
2,500	PetroChina Co., Ltd., ADR	301,225
11,700	Petroleo Brasileiro SA, ADR	262,665
2,750	Surgutneftegas OJSC, ADR	21,862
9,250	Transocean, Ltd.	441,595
19,100	Valero Energy Corp.	339,598
13,800	Willbros Group, Inc. (a)	57,546
		6,524,713
Financials - 8.7%
25,700	Aflac, Inc.	898,215
13,500	American International Group, Inc. (a)	296,325
1,280	Ameriprise Financial, Inc.	50,381
151,733	Bank of America Corp.	928,606
16,000	Berkshire Hathaway, Inc., Class B (a)	1,136,640
10,150	Central Pacific Financial Corp. (a)	104,748
9,090	Citigroup, Inc.	232,886
14,700	Janus Capital Group, Inc.	88,200
64,250	Marsh & McLennan Cos., Inc.	1,705,195
7,350	Mastercard, Inc., Class A	2,331,126
10,300	Mercury General Corp.	395,005
10,650	StanCorp Financial Group, Inc.	293,621
106,300	The Bank of New York Mellon Corp.	1,976,117
38,418	The Travelers Cos., Inc.	1,872,109
28,879	TNS, Inc. (a)	542,925
10,324	Unum Group	216,391
6,000	U.S. Bancorp	141,240
9,500	Visa, Inc., Class A	814,340
24,950	Waddell & Reed Financial, Inc., Class A	623,999
7,646	Washington Federal, Inc.	97,410
4,380	West Coast Bancorp (a)	61,320
		14,806,799
Health Care - 13.4%
42,600	Abbott Laboratories	2,178,564
8,450	Amgen, Inc.	464,328
63,726	BioScrip, Inc. (a)	405,297
13,449	Coventry Health Care, Inc. (a)	387,466
7,320	Express Scripts, Inc. (a)	271,352
31,300	GlaxoSmithKline PLC, ADR	1,292,377
8,000	Health Management Associates, Inc., Class A (a)	55,360
42,050	Johnson & Johnson	2,679,005
42,750	Medco Health Solutions, Inc. (a)	2,004,548
95,753	Medtronic, Inc.	3,182,830
89,810	Merck & Co., Inc.	2,937,685
87,782	Pfizer, Inc.	1,551,986
6,842	Quest Diagnostics, Inc.	337,721
31,129	UnitedHealth Group, Inc.	1,435,669
27,221	WellPoint, Inc.	1,776,987
30,600	Zimmer Holdings, Inc. (a)	1,637,100
		22,598,275
Industrials - 2.0%
21,550	AGCO Corp. (a)	744,983
25,000	General Electric Co.	381,000
11,150	Granite Construction, Inc.	209,286
1,650	Greenbrier Cos., Inc. (a)	19,223
4,850	Illinois Tool Works, Inc.	201,760
1,000	POSCO, ADR	76,010
300	Potash Corp. of Saskatchewan, Inc.	12,966
12,500	Raytheon Co.	510,875
3,500	Textainer Group Holdings, Ltd.	70,980
3,550	The Boeing Co.	214,811
14,450	United Parcel Service, Inc., Class B	912,517
		3,354,411
Information Technology - 2.8%
16,650	Automatic Data Processing, Inc.	785,047
23,350	Dell, Inc. (a)	330,403
51,800	Intel Corp.	1,104,894
97,364	Microsoft Corp.	2,423,390
5,000	MoneyGram International, Inc. (a)	11,625
1,500	Verisk Analytics, Inc., Class A (a)	52,155
		4,707,514
Materials - 2.2%
28,700	E.I. du Pont de Nemours & Co.	1,147,139
7,000	LyondellBasell Industries NV, Class A	171,010
6,400	Precision Castparts Corp.	994,944
100	Spartech Corp. (a)	320
47,350	The Dow Chemical Co.	1,063,481
14,000	Vale SA, ADR	319,200
		3,696,094
Telecommunications - 2.5%
27,300	AT&T, Inc.	778,596
49,150	SK Telecom Co., Ltd., ADR	691,540
120,749	Tele Norte Leste Participacoes SA, ADR	1,150,738
39,300	Telefonos de Mexico SAB de CV, ADR, Class L	587,535
27,015	Verizon Communications, Inc.	994,152
		4,202,561
Utilities - 0.1%
5,616	FirstService Corp. (a)	144,444

Total Common Stock (Cost $108,015,188)	109,611,672

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - 6.6%
Consumer Staples - 1.4%
$1,180,000	American Stores Co.	7.90%	05/01/17	$1,097,400
50,000	Constellation Brands, Inc.	7.25	05/15/17	52,750
654,000	Smithfield Foods, Inc., Series B	7.75	05/15/13	678,525
115,000	SUPERVALU, Inc.	7.50	11/15/14	113,275
375,000	SUPERVALU, Inc.	8.00	05/01/16	356,250
				2,298,200
Energy - 0.3%
190,000	El Paso Corp.	6.70	02/15/27	183,414
424,000	Sunoco, Inc.	5.75	01/15/17	418,412
				601,826
Financials - 2.4%
75,000	American Express Credit Corp., Series C	7.30	08/20/13	82,133
455,000	Hartford Financial Services Group, Inc.	5.25	10/15/11	455,719
2,370,000	Hartford Financial Services Group, Inc.	5.50	10/15/16	2,407,024
182,000	Hartford Financial Services Group, Inc.	6.30	03/15/18	188,378
260,000	Janus Capital Group, Inc.	6.70	06/15/17	269,615
620,000	Zions Bancorporation	5.50	11/16/15	625,315
				4,028,184
Health Care - 1.0%
540,000	Health Management Associates, Inc.	6.13	04/15/16	533,250
515,000	UnitedHealth Group, Inc.	4.88	03/15/15	571,005
430,000	WellPoint, Inc.	5.00	12/15/14	471,914
130,000	WellPoint, Inc.	5.25	01/15/16	144,844
				1,721,013
Materials - 1.1%
895,000	The Dow Chemical Co.	5.70	05/15/18	997,256
203,000	Weyerhaeuser Co.	9.00	10/01/21	261,534
505,000	Weyerhaeuser Co.	7.95	03/15/25	582,129
				1,840,919
Utilities - 0.4%
100,000	Constellation Energy Group, Inc.	4.55	06/15/15	104,939
255,000	Energy Future Holdings Corp.	9.75	10/15/19	252,426
312,000	Energy Future Intermediate Holding Co., LLC	9.75	10/15/19	308,851
27,000	Nevada Power Co., Series L	5.88	01/15/15	30,190
				696,406
Total Corporate Non-Convertible Bonds (Cost $9,782,962)	11,186,548

Foreign Municipal Bonds - 0.8%
356,000	Ontario Hydro Residual Strip (Canada) (b)	5.65-5.47	11/27/20	249,509
605,000	Ontario Hydro Residual Strip (Canada) (b)	5.61	10/15/21	404,390
235,000	Ontario Hydro Residual Strip (Canada) (b)	5.75	08/18/22	150,489
750,000	Ontario Hydro Residual Strip (Canada), Series OC20 (b)	5.51	10/01/20	527,104

Total Foreign Municipal Bonds (Cost $858,984)	1,331,492

Municipal Bonds - 0.2%
Ohio - 0.2%
550,000	Buckeye Tobacco Settlement Financing Authority	5.88	06/01/47	386,546

Total Municipal Bonds (Cost $374,504)	386,546

Shares	Security Description	Value
Money Market Funds - 0.0%
31	Schwab Government Money Fund, 0.01% (c) (Cost $31)	31

Total Investments - 72.5% (Cost $119,031,669)*	$122,516,289
Other Assets & Liabilities, Net – 27.5%	46,507,946
Net Assets – 100.0%	$169,024,235

ADR	American Depository Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Variable rate security. Rate presented is as of September 30, 2011.

*Cost for Federal income tax purposes is substantially the same as for finanical statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,417,768
Gross Unrealized Depreciation	(13,933,148)
Net Unrealized Appreciation	$3,484,620

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Communications	$1,626,661	$-	$-	$1,626,661
Consumer Discretionary	21,249,482	-	-	21,249,482
Consumer Staples	26,700,718	-	-	26,700,718
Energy	6,524,713	-	-	6,524,713
Financials	14,806,799	-	-	14,806,799
Health Care	22,598,275	-	-	22,598,275
Industrials	3,354,411	-	-	3,354,411
Information Technology	4,707,514	-	-	4,707,514
Materials	3,696,094	-	-	3,696,094
Telecommunications	4,202,561	-	-	4,202,561
Utilities	144,444	-	-	144,444
Corporate Non-Convertible Bonds	-	11,186,548	-	11,186,548
Foreign Municipal Bonds	-	1,331,492	-	1,331,492
Municipal Bonds	-	386,546	-	386,546
Money Market Funds	-	31	-	31
Total Investments At Value	$109,611,672	$12,904,617	$-	$122,516,289

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stock – 99.5%

Business Services – 7.0%
1,440	Expeditors International of Washington, Inc.	$58,392
310	Stericycle, Inc. (a)	25,023
		83,415
Communications Equipment – 2.8%
1,250	ADTRAN, Inc.	33,075

Computer Software – 7.7%
1,250	ANSYS, Inc. (a)	61,300
1,920	DealerTrack Holdings, Inc. (a)	30,086
		91,386
Distribution and Industrial Supplies – 11.3%
2,010	Beacon Roofing Supply, Inc. (a)	32,140
3,075	Fastenal Co.	102,336
		134,476
Distributors – 4.3%
2,140	LKQ Corp. (a)	51,702

Educational Services - 4.8%
670	American Public Education, Inc. (a)	22,780
1,345	K12, Inc. (a)	34,244
		57,024

Electronics – 4.6%
1,630	Trimble Navigation, Ltd. (a)	54,687

Energy Equipment and Services – 6.3%
515	Core Laboratories NV	46,262
770	Unit Corp. (a)	28,428
		74,690

Energy Sources – 4.1%
320	Concho Resources, Inc. (a)	22,765
930	Ultra Petroleum Corp. (a)	25,780
		48,545
Financial Services – 3.9%
975	T. Rowe Price Group, Inc.	46,576

Industrial Applications – 7.3%
2,700	II-VI, Inc. (a)	47,250
575	Roper Industries, Inc.	39,623
		86,873
Infrastructure – 3.1%
1,155	Jacobs Engineering Group, Inc. (a)	37,295

Insurance – 5.3%
70	Markel Corp. (a)	24,999
600	RenaissanceRe Holdings, Ltd.	38,280
		63,279
Life Sciences – 8.3%
865	IDEXX Laboratories, Inc. (a)	59,659
575	Techne Corp.	39,106
		98,765
Machinery – 4.3%
1,535	3D Systems Corp. (a)	21,475
475	Gardner Denver, Inc.	30,186
		51,661

Medical Products – 2.7%
1,100	ResMed, Inc. (a)	31,669

Oil, Gas and Consumable Fuels – 4.7%
960	Range Resources Corp.	56,122

Software – 3.4%
555	Concur Technologies, Inc. (a)	20,657
385	CoStar Group, Inc. (a)	20,008
		40,665
Wireless Telecommunication Services – 3.6%
790	American Tower Corp., Class A (a)	42,502
Total Common Stock (Cost $1,340,184)	1,184,407
Total Investments – 99.5% (Cost $1,340,184)*	$1,184,407
Other Assets & Liabilities, Net – 0.5%	6,385
Net Assets – 100.0%	$1,190,792

(a)	Non-income producing security.
(b)

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,475
Gross Unrealized Depreciation	(159,252)
Net Unrealized Depreciation	$(155,777)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,184,407
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$1,184,407

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stock - 100.1%
Agriculture - 1.9%
56,500	Potash Corp. of Saskatchewan, Inc.	$2,441,930

Biotechnology - 2.0%
40,000	Celgene Corp. (a)	2,476,800

Business Services - 11.2%
40,000	Ecolab, Inc.	1,955,600
145,000	Expeditors International of Washington, Inc.	5,879,750
150,000	Healthcare Services Group, Inc.	2,421,000
48,000	Stericycle, Inc. (a)	3,874,560
		14,130,910
Communications Equipment - 1.5%
71,000	ADTRAN, Inc.	1,878,660

Computer Software - 6.7%
142,000	ANSYS, Inc. (a)	6,963,680
90,000	DealerTrack Holdings, Inc. (a)	1,410,300
		8,373,980
Distribution and Industrial Supplies - 10.2%
96,000	Beacon Roofing Supply, Inc. (a)	1,535,040
340,000	Fastenal Co.	11,315,200
		12,850,240
Distributors - 2.3%
121,000	LKQ Corp. (a)	2,923,360

Educational Services - 4.0%
51,000	American Public Education, Inc. (a)	1,734,000
60,000	K12, Inc. (a)	1,527,600
240,000	National American University Holdings, Inc.	1,718,400
		4,980,000
Electrical Equipment - 1.4%
90,000	Quanta Services, Inc. (a)	1,691,100

Electronics - 2.5%
94,000	Trimble Navigation, Ltd. (a)	3,153,700

Energy Equipment and Services - 7.9%
52,000	Core Laboratories NV	4,671,160
70,000	Schlumberger, Ltd.	4,181,100
30,000	Unit Corp. (a)	1,107,600
		9,959,860
Energy Sources - 5.0%
28,000	Apache Corp.	2,246,720
10,000	Concho Resources, Inc. (a)	711,400
120,000	Ultra Petroleum Corp. (a)	3,326,400
		6,284,520
Financial Services - 8.6%
136,000	T. Rowe Price Group, Inc.	6,496,720
51,000	Visa, Inc., Class A	4,371,720
		10,868,440
Industrial Applications - 7.2%
154,000	II-VI, Inc. (a)	2,695,000
91,500	Roper Industries, Inc.	6,305,265
		9,000,265
Infrastructure - 2.7%
103,000	Jacobs Engineering Group, Inc. (a)	3,325,870

Insurance - 2.0%
3,800	Markel Corp. (a)	1,357,094
19,000	RenaissanceRe Holdings, Ltd.	1,212,200
		2,569,294
Life Sciences - 7.8%
112,000	IDEXX Laboratories, Inc. (a)	7,724,640
30,800	Techne Corp.	2,094,708
		9,819,348
Machinery - 1.1%
102,000	3D Systems Corp. (a)	1,426,980

Medical Products - 3.7%
160,000	ResMed, Inc. (a)	4,606,400

Pharmaceuticals - 1.0%
35,000	Teva Pharmaceutical Industries, Ltd., ADR	1,302,700

Wireless Telecommunication Services - 9.4%
52,000	American Tower Corp., Class A (a)	2,797,600
185,000	QUALCOMM, Inc.	8,996,550
		11,794,150
Total Common Stock (Cost $114,903,530)	125,858,507
Total Investments - 100.1% (Cost $114,903,530)*	$125,858,507
Other Assets & Liabilities, Net – (0.1)%	(131,334)
Net Assets – 100.0%	$125,727,173

ADR	American Depository Receipt
(a)	Non-income producing security.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,102,966
Gross Unrealized Depreciation	(9,147,989)
Net Unrealized Appreciation	$10,954,977

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$125,858,507
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$125,858,507

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stock - 98.8%
Consumer Discretionary - 12.1%
68,582	CBS Corp., Class B	$1,397,701
70,799	Comcast Corp., Class A	1,479,699
71,225	Foot Locker, Inc.	1,430,910
47,313	Home Depot, Inc.	1,555,178
20,417	Ross Stores, Inc.	1,606,614
64,781	The Gap, Inc.	1,052,044
		8,522,146
Consumer Staples - 6.2%
46,051	CVS Caremark Corp.	1,546,392
26,650	Herbalife, Ltd.	1,428,440
27,494	Wal-Mart Stores, Inc.	1,426,939
		4,401,771
Energy - 11.3%
18,062	Chevron Corp.	1,671,096
22,917	ConocoPhillips	1,451,104
18,641	Exxon Mobil Corp.	1,353,896
34,902	Halliburton Co.	1,065,209
20,720	National Oilwell Varco, Inc.	1,061,278
19,235	Occidental Petroleum Corp.	1,375,303
		7,977,886
Financials - 10.4%
26,143	ACE, Ltd.	1,584,266
30,661	Ameriprise Financial, Inc.	1,206,817
32,076	JPMorgan Chase & Co.	966,129
38,331	MetLife, Inc.	1,073,651
42,241	Raymond James Financial, Inc.	1,096,577
74,926	The Bank of New York Mellon Corp.	1,392,874
		7,320,314
Health Care - 18.0%
33,937	Agilent Technologies, Inc. (a)	1,060,531
23,783	Amgen, Inc.	1,306,876
52,870	Bristol-Myers Squibb Co.	1,659,061
41,019	Cardinal Health, Inc.	1,717,876
30,645	Covidien PLC	1,351,444
82,745	Hologic, Inc. (a)	1,258,551
19,235	Johnson & Johnson	1,225,462
22,744	McKesson Corp.	1,653,489
32,571	UnitedHealth Group, Inc.	1,502,175
		12,735,465
Industrials - 13.5%
18,077	3M Co.	1,297,748
33,724	Danaher Corp.	1,414,385
86,748	General Electric Co.	1,322,039
39,905	Tyco International, Ltd.	1,626,129
16,444	Union Pacific Corp.	1,342,981
22,303	United Technologies Corp.	1,569,239
26,188	WABCO Holdings, Inc. (a)	991,478
		9,563,999
Materials - 1.7%
35,630	Rockwood Holdings, Inc. (a)	1,200,375

Technology - 21.1%
5,438	Apple, Inc. (a)	2,072,857
115,113	Atmel Corp. (a)	928,962
62,178	Cisco Systems, Inc.	963,137
66,825	EMC Corp. (a)	1,402,657
39,107	IAC/InterActiveCorp. (a)	1,546,682
11,713	IBM Corp.	2,050,126
70,022	Intel Corp.	1,493,569
53,815	Microsoft Corp.	1,339,455
57,532	Oracle Corp.	1,653,470
87,876	Symantec Corp. (a)	1,432,379
		14,883,294
Telecommunications - 2.3%
44,908	Verizon Communications, Inc.	1,652,614

Utilities - 2.2%
77,000	Duke Energy Corp.	1,539,230

Total Common Stock (Cost $67,008,392)	69,797,094

Total Investments - 98.8% (Cost $67,008,392)*	$69,797,094
Other Assets & Liabilities, Net – 1.2%	839,904
Net Assets – 100.0%	$70,636,998

PLC	Public Limited Company
(a)	Non-income producing security.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,495,295
Gross Unrealized Depreciation	(6,706,593)
Net Unrealized Appreciation	$2,788,702

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$69,797,094
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$69,797,094

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stock - 98.2%
Consumer Discretionary - 14.6%
25,211	Aeropostale, Inc. (a)	$272,531
18,697	Big Lots, Inc. (a)	651,217
35,076	Bridgepoint Education, Inc. (a)	611,725
13,739	Coinstar, Inc. (a)	549,560
12,443	Cracker Barrel Old Country Store, Inc.	498,715
55,382	Ruby Tuesday, Inc. (a)	396,535
56,364	Sally Beauty Holdings, Inc. (a)	935,642
14,285	The Warnaco Group, Inc. (a)	658,396
14,136	Tupperware Brands Corp.	759,669
		5,333,990
Consumer Staples - 1.7%
38,744	Medifast, Inc. (a)	625,716

Energy - 9.4%
33,910	Cloud Peak Energy, Inc. (a)	574,774
27,333	Complete Production Services, Inc. (a)	515,227
31,488	CVR Energy, Inc. (a)	665,656
36,918	Goodrich Petroleum Corp. (a)	436,371
12,964	Oil States International, Inc. (a)	660,127
46,219	Western Refining, Inc. (a)	575,889
		3,428,044
Financials - 18.2%
23,824	American Financial Group, Inc.	740,212
56,762	Ashford Hospitality Trust, Inc. REIT	398,469
31,096	EZCORP, Inc., Class A (a)	887,480
24,867	FBL Financial Group, Inc., Class A	661,960
49,411	Interactive Brokers Group, Inc., Class A	688,295
69,741	Meadowbrook Insurance Group, Inc.	621,392
51,163	Ocwen Financial Corp. (a)	675,863
10,979	ProAssurance Corp.	790,708
14,453	StanCorp Financial Group, Inc.	398,469
14,012	World Acceptance Corp. (a)	783,971
		6,646,819
Health Care - 11.5%
11,058	Chemed Corp.	607,748
21,913	HealthSpring, Inc. (a)	798,948
28,222	Impax Laboratories, Inc. (a)	505,456
36,779	Kindred Healthcare, Inc. (a)	317,035
9,738	Mednax, Inc. (a)	609,988
22,271	Par Pharmaceutical Cos., Inc. (a)	592,854
42,854	Viropharma, Inc. (a)	774,372
		4,206,401
Industrials - 14.7%
7,391	Amerco, Inc. (a)	461,568
22,181	Applied Industrial Technologies, Inc.	602,436
16,062	Chart Industries, Inc. (a)	677,334
18,131	Crane Co.	647,095
16,751	Cubic Corp.	654,462
32,545	Deluxe Corp.	605,337
23,636	EMCOR Group, Inc. (a)	480,520
36,441	MasTec, Inc. (a)	641,726
21,328	Old Dominion Freight Line, Inc. (a)	617,872
		5,388,350
Materials - 5.0%
35,513	Buckeye Technologies, Inc.	856,219
20,881	Materion Corp. (a)	473,581
27,661	Silver Standard Resources, Inc. (a)	507,579
		1,837,379
Technology - 18.9%
52,587	Advanced Energy Industries, Inc. (a)	453,300
13,560	Anixter International, Inc.	643,286
65,299	Brooks Automation, Inc.	532,187
11,649	CACI International, Inc., Class A (a)	581,751
42,819	Cirrus Logic, Inc. (a)	631,152
16,255	InterDigital, Inc.	757,158
22,693	j2 Global Communications, Inc.	610,442
122,418	Magma Design Automation, Inc. (a)	557,002
50,438	Power-One, Inc. (a)	226,971
35,270	QLogic Corp. (a)	447,223
56,027	Sanmina-SCI Corp. (a)	374,260
31,379	TIBCO Software, Inc. (a)	702,576
15,789	Veeco Instruments, Inc. (a)	385,252
		6,902,560
Utilities - 4.2%
52,438	PNM Resources, Inc.	861,556
28,108	Portland General Electric Co.	665,879
		1,527,435
Total Common Stock (Cost $35,512,875)	35,896,694

Total Investments - 98.2% (Cost $35,512,875)*	$35,896,694
Other Assets & Liabilities, Net – 1.8%	648,633
Net Assets – 100.0%	$36,545,327

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,206,003
Gross Unrealized Depreciation	(5,822,184)
Net Unrealized Appreciation	$383,819

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$35,896,694
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$35,896,694

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 11, 2011

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 11, 2011